ADVANCES TO SUPPLIERS, NET (Details Narrative) $ in Millions	12 Months Ended
Sep. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Prepaid inventory, percentage	33.00%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Receivables	$ 7.0